THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
201 Park Avenue South
New York, New York 10003

July 8, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

      Re:   Rule 497(j) Filing
            The Guardian Separate Account E
            Registration Nos. 811-08057; 333-21975

Commissioners:

On behalf of the above-referenced registrant and The Guardian Insurance & Annuity Company, Inc., Depositor, I hereby certify that:

            1. The form of Prospectus that would have been filed under paragraph
            (b) or (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the registrant's registration statement on Form N-4; and

            2. The text of the most recent amendment to the registration statement filed on Form N-4 was filed electronically.

Please acknowledge receipt of this certification by CompuServe electronic mail.


Very truly yours,


/s/ Lori E. Bostrom
Lori E. Bostrom
Counsel